Restricted Net Assets (Details) (CNY)	12 Months Ended
Dec. 31, 2014
Restricted Net Assets
Restricted net assets	3,100,000,000
Percentage of restricted net assets	13.00%
Undistributed retained earnings in associated companies	0
PRC | General reserve fund | Minimum
Restricted Net Assets
Required minimum percentage of annual appropriations	10.00%
PRC | Statutory surplus reserve | Minimum
Restricted Net Assets
Required minimum percentage of annual appropriations	10.00%